Related Party Transactions - Schedule of Key Management Personnel Compensation (Details)	12 Months Ended
Dec. 31, 2024
Joseph Brancato [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director
Thomas Speidel [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Executive Officer and Director
Kurt Lauk, PhD [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director (Chairman)
Sonja Harms, PhD [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director
Andreas Fabritius, PhD [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director
Alwin Epple [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director
Stefan Berndt-von Bülow [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Financial Officer
Wolfgang Breme [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Financial Officer
Michael Rudloff [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Operating Officer
Sebastian Schypulla [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Purchase and Logistics Officer
Hakan Konyar [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Production Officer